Note 10 - (Loss) Earnings Per Share	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
10.	(Loss) / Earnings Per Share

Basic and diluted (loss)/earnings per common share is computed as follows:

	For the six months ended June 30,
	2019	2020

Net (loss) / income	(765,615)	3,247,415
Dividend Series B Preferred shares	(949,152)	(339,069)
Preferred deemed dividend	(504,577)	-
Net (loss) / income attributable to common shareholders	(2,219,344)	2,908,346
Weighted average common shares – outstanding	1,542,508	5,576,960
Basic and diluted (loss) / earnings per share	(1.44)	0.52

The Company excluded the effect of
23,284
unvested incentive award shares as of
June 30, 2020
and
21,948
shares as of
June 30, 2019,
as well as the effect of Series B preferred shares, as they were anti-dilutive. The number of dilutive securities was nil
shares in the
six
-month periods ended
June 30, 2019
and
2020.